UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C 20549
FORM 13F
FORM 13F COVER PAGE



TYPE

13F HR/A


PERIOD

12/31/08



FILER



SROS

NONE


SUBMISSION CONTACT

NAME

E. Hurley

PHONE

7812377170


Report for the Calendar Year or Quarter Ended: December 31, 2008


Check here if Amendment [ X ]; Amendment Number: One


This Amendment (Check only one.):

[  ] is a restatement.


[ X ] adds new holdings entries.



Institutional Investment Manager Filing this
Report:

Name:

Beaumont Financial Partners, LLC


Address:

20 Walnut Street, Suite One


Wellesley Hills, MA  02481



13F File Number:


028-11748



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing this Report on Behalf of Reporting Manager:


Name:

David Meade Haviland


Title:

Class A Member


Phone:

7812377170



Signature,

Place,


and Date of Signing:


David Meade Haviland


Wellesley Hills, MA


May 18, 2009




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

0

Form 13F Information Table Entry Total:

51

Form 13F Information Table Value Total:

$142,677  (thousands)


 FORM 13F INFORMATION TABLE
										Value		SHARES/		SH/	PUT/	INVSTMT	OTHER	  		VOTING AUTHORITY
NAME OF ISSUER				TITLE OF CLASS		CUSIP		(x$ 1000)	PRN  AMT	PRN	CALL	DSCRETN	MANAGERS	 SOLE	  SHARED	 NONE
ABBOTT LABORATORIES INC			COM			002824100	7587		142161.5	SH		SOLE						142161.5
AT&T					COM			00206R102	10278		360643.3	SH		SOLE						360643.3
BARCLAYS BANK PLC			SP ADR 7.1 PF		06739H776	344		25450.0		SH		SOLE						25450.0
BAYTEX ENERGY TR			TRUST UNIT		073176109	3118		260909.9	SH		SOLE						260909.9
BERKSHIRE HATHAWAY B			CLASS B			084670207	399		124.0		SH		SOLE						124.0
CELGENE CORP				COM			151020104	1274		23040.0		SH		SOLE						23040.0
CENTRAL FUND CDA LTD			CL A			153501101	16866		1503208.9	SH		SOLE						1503208.9
CHEVRON CORP				COM			166764100	447		6037.0		SH		SOLE						6037.0
CLAYMORE ETF TRUST			CDN ENERGY		18383Q606	1139		102391.5	SH		SOLE						102391.5
COCA COLA CO				COM			191216100	414		9156.0		SH		SOLE						9156.0
COLGATE-PALMOLIVE CO			COM			194162103	8848		129093.6	SH		SOLE						129093.6
CONOCOPHILLIPS				COM			20825C104	221		4269.0		SH		SOLE						4269.0
CVS CAREMARK CORP			COM			126650100	204		7100.0		SH		SOLE						7100.0
DANAHER CORP DEL			COM			235851102	238		4200.0		SH		SOLE						4200.0
DIAGEO PLC				SPONSORED ADR		25243Q205	5731		100999.7	SH		SOLE						100999.7
EMC CORP MASS				COM			268648102	268		25600.0		SH		SOLE						25600.0
EMERSON ELECTRIC CO			COM			291011104	220		6020.0		SH		SOLE						6020.0
ENERPLUS RES TRUST			TRUST UNIT		29274D604	5580		284967.81	SH		SOLE						284967.81
EXELON					COM			30161N101	280		5036.0		SH		SOLE						5036.0
EXXON MOBIL CORP			COM			30231G102	2641		33076.6		SH		SOLE						33076.6
GENERAL ELECTRIC CO			COM			369604103	5980		369114.8	SH		SOLE						369114.8
INTL BUSINESS MACH			COM			459200101	3948		46905.0		SH		SOLE						46905.0
ISHARES S&P MIDCAP			COM			464287705	475		9450.0		SH		SOLE						9450.0
ISHARES SILVER TR			COM			46428Q109	1383		123505.0	SH		SOLE						123505.0
JOHNSON &  JOHNSON			COM			478160104	9366		156547.2	SH		SOLE						156547.2
KINROSS GOLD				COM			496902904	2028		110547.2	SH		SOLE						110547.2
MANULIFE FINANCIAL CORP			COM			56501R106	342		20087.0		SH		SOLE						20087.0
MARKET VECTOR ETF TR			GOLD MINER ETF		57060U100	6293		185730.0	SH		SOLE						185730.0
MCDONALDS CORP				COM			580135101	772		12409.9		SH		SOLE						12409.9
MEMC ELCTR MATLS INC			COM			552715104	145		10160.0		SH		SOLE						10160.0
MICROSOFT CORP				COM			594918104	5169		265898.5	SH		SOLE						265898.5
NATIONAL WESTMEINSTER			ADR PREF B		638539882	205		20700.0		SH		SOLE						20700.0
PARKER HANNIFIN CORP			COM			701094104	1344		31590.0		SH		SOLE						31590.0
PENN WEST ENERGY TRUST			TRUST UNIT		707885109	2784		250343.0	SH		SOLE						250343.0
PEPSICO INC				COM			713448108	366		6687.0		SH		SOLE						6687.0
PFIZER					COM			717081103	234		13237.3		SH		SOLE						13237.3
PPG INDUSTRIES INC.			COM			693506107	7091		167120.8	SH		SOLE						167120.8
PROCTER & GAMBLE CO			COM			742718109	3910		63251.6		SH		SOLE						63251.6
PROSHARES TR				ULT SH 20 YRS		74347R297	1712		15974.02	SH		SOLE						15974.02
ROYAL BANK SCOTLAND			ADR PREF F		780097804	112		11000.0		SH		SOLE						11000.0
SELECT SECTOR SPDR TR			SBI CONS STAPLES	81369Y308	2035		85295.1		SH		SOLE						85295.1
SPDR GOLD TR				GLD SH			78463V107	1381		15965.0		SH		SOLE						15965.0
SPDR TR					S&P 500			78462F103	2091		23176.0		SH		SOLE						23176.0
SPDR TR					S&P BIOTECH		78464A870	309		5770.0		SH		SOLE						5770.0
SUNCOR ENERGY INC			COM			867229106	2894		148385.0	SH		SOLE						148385.0
TEVA PHARMACEUTICAL INDS LTD		ADR			881624209	3406		80020.0		SH		SOLE						80020.0
UNITED PARCEL SERVICE INC		CLASS B			911312106	344		6244.0		SH		SOLE						6244.0
UNITED TECHNOLOGIES CORP		COM			913017019	4426		82569.1		SH		SOLE						82569.1
VANGUARD FUNDS				GROWTH ETF		922908736	1276		32288.1		SH		SOLE						32288.1
VERIZON COMMUNICATIONS			COM			92343V104	345		10176.2		SH		SOLE						10176.2
YAMANA GOLD INC				COM			98462Y100	4414		571730.5	SH		SOLE						571730.5
